Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Average Common Shares Outstanding Basic and Diluted
Basic and diluted earnings per share ("EPS") were calculated as follows:

	Year Ended December 31
(In millions, except per share amounts)	2024	2023	2022
Income from Continuing Operations	$2,192	$1,459	$1,679
Less: Net income attributable to noncontrolling interests	(33)	—	(27)
Income from Continuing Operations Attributable to Kimberly-Clark Corporation	2,159	1,459	1,652
Income from Discontinued Operations, Net of Income Taxes	386	305	282
Net Income Attributable to Kimberly-Clark Corporation	$2,545	$1,764	$1,934

Weighted-Average Common Shares
Basic	335.6	337.8	337.4
Dilutive effect of stock options and RSU awards	1.4	1.0	0.9
Diluted	337.0	338.8	338.3

Basic:
Continuing operations	$6.43	$4.32	$4.90
Discontinued operations	1.15	0.90	0.83
Basic Earnings per Share	$7.58	$5.22	$5.73

Diluted:
Continuing operations	$6.41	$4.31	$4.89
Discontinued operations	1.14	0.90	0.83
Diluted Earnings per Share	$7.55	$5.21	$5.72